Mineral exploration and project evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mineral exploration and project evaluation
Mineral exploration	$ (38,519)	$ (79,838)	$ (86,463)
Project evaluation	(18,682)	(39,225)	(43,096)
Mineral exploration and Project development	$ (57,201)	$ (119,063)	$ (129,559)